Ordinary Shares - Additional Information (Detail) - $ / shares	Apr. 27, 2018	Mar. 22, 2018	Mar. 20, 2018	Dec. 31, 2018	Dec. 31, 2017	Oct. 31, 2017	Mar. 30, 2017
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common shares, shares authorized					348,964,707
YY Inc [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common shares, shares issued							100,000,000
Common shares, shares outstanding							100,000,000
Rosy Bay Limited [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common shares, shares issued						992,456
All Worth Limited [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common shares, shares issued						559,039
Common Class A [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common shares, shares issued				44,639,737	992,456
Common shares, shares outstanding				44,639,737	992,456
Common shares, shares authorized				750,000,000	249,957,163
Common stock, par value				$ 0.0001	$ 0.0001
Common Class B [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Common shares, shares issued				159,157,321	99,007,544
Common shares, shares outstanding				159,157,321	99,007,544
Common shares, shares authorized				200,000,000	99,007,544
Common stock, par value				$ 0.0001	$ 0.0001
Common Class B [Member] | YY Inc [Member]
Changes In Equity And Comprehensive Income Line Items [Line Items]
Class B ordinary shares sold or transferred	367,870	6,985,294	1,397,059
Ordinary shares, per share		$ 7.16	$ 7.16